Derivative Instruments (Schedule of Unrealized and Realized Gains or Losses on Derivatives) (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ 171	$ 788	$ (20,782)	$ (1,053)
Unrealized gain	$ 36,764	$ 7,262	$ 26,139	$ 17,751